Consolidated Balance Sheets - USD ($) $ in Millions		Mar. 31, 2015	Dec. 31, 2014
Current Assets
Cash and cash equivalents		$ 48.0	$ 175.4
Customer and other receivables		28.9	19.9
Affiliated receivables		6.1	6.1
Prepayments		6.4	9.5
Materials and supplies		11.9	8.7
Regulatory assets		3.8	1.7
Other		3.0	4.7
Total current assets		108.1	226.0
Property, Plant and Equipment
Property, plant and equipment		2,847.5	2,203.1
Accumulated depreciation and amortization		(326.4)	(231.2)
Total property, plant and equipment, net		2,521.1	1,971.9
Deferred Charges and Other Assets
Goodwill	[1]	295.5	45.9
Intangible assets, net		15.9	12.1
Regulatory assets		2.6	2.5
Deferred income taxes		14.2	0.0
Other		0.3	0.0
Total deferred charges and other assets		328.5	60.5
Total assets		2,957.7	2,258.4
Current Liabilities
Accounts payable		106.4	3.3
Payables to affiliates		3.7	2.5
Accrued payroll and taxes		3.0	1.5
Regulatory liabilities		3.6	3.6
Deferred revenue		0.7	3.9
Natural gas imbalances	[2]	5.9	2.7
CPCN obligation		7.9	7.9
Other	[2]	15.0	6.4
Total current liabilities		146.2	31.8
Deferred Credits and Other Liabilities
Asset retirement obligations		12.6	0.3
Pension and other postretirement benefit liabilities	[2]	4.6	4.4
Regulatory liabilities		71.8	33.5
CPCN obligation		36.2	36.2
Other		2.2	1.4
Total deferred credits and other liabilities		127.4	75.8
Total liabilities		$ 273.6	$ 107.6
Commitments and Contingencies (see Note 11)
Equity and Partners' Capital
DCG predecessor equity		$ 501.6	$ 0.0
Total Dominion Midstream Partners, LP partners' capital		1,579.9	1,075.3
Noncontrolling interest		1,104.2	1,075.5
Total equity and partners' capital		2,684.1	2,150.8
Total liabilities and equity and partners' capital		2,957.7	2,258.4
Common Units
Equity and Partners' Capital
Common unitholders and Subordinated unitholder		396.4	395.4
Dominion
Equity and Partners' Capital
General Partner interest - Dominion (non-economic interest)		0.0	0.0
Dominion | Common Units
Equity and Partners' Capital
Common unitholders and Subordinated unitholder		214.2	213.7
Dominion | Subordinated Units
Equity and Partners' Capital
Common unitholders and Subordinated unitholder		$ 467.7	$ 466.2

[1]	There are no accumulated impairment losses.
[2]	See Note 13 for amounts attributable to related parties.